26. PROVISION FOR TAX, CIVIL AND LABOR RISKS (Details Narrative) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 14, 2015
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	R$ 1,773.2	R$ 1,383.9	R$ 1,205.9
Huaine Participacoes Ltda [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	670.9	642.8
Tax Contingent Liability [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	11,469.9	11,953.1
Tax Contingent Liability For Profits Earned Abroad [Member] | Brazilian Internal Revenue Service [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	506.3	688.6
Tax Contingent Liability For Social Security Taxes [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	262.9	237.2
Tax Contingent Liability For Other Contingencies [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	190.0	29.7
Sadia, Avex &Danica Group [Member] | Tax Contingent Liability [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	370.2	490.3
State ICMS ("VAT") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Reversal of undue tax credits		332.2		R$ 339.6
Maintenance of ICMS tax credits	789.9	716.2
Balance of export for tax credits	333.8	356.8
State ICMS ("VAT") [Member] | Tax Contingent Liability For Undue ICMS Tax Credits [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Undue tax credits	1,690.6	2,153.5
State ICMS ("VAT") [Member] | Other Claims [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	1,946.2	1,763.2
PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	4,001.2	3,614.9
IPI ("Federal VAT") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	441.7	459.2
IPI ("Federal VAT") [Member] | Tax Contingent Liability For Premium Credits [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts		440.1
Tax [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	303.4	281.7	240.5
Tax [Member] | State ICMS ("VAT") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	157.0	129.1
Tax [Member] | PIS and COFINS ("Federal Taxes to Social Fund Programs") [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	106.5	102.0
Tax [Member] | Other [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	51.6	105.4
Contingent liabilities [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	13,278.4	13,667.9
Contingent liabilities [Member] | Tax Contingent Liability For Income Tax and Social Contribution [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	1,276.4	1,160.2
Contingent liabilities [Member] | Sadia, Avex &Danica Group [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	370.6	499.9
Labor [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts			377.0
Possible contingencies amounts	139.3	34.9
Civil, commercial and other [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Provision amounts	407.5	122.5	R$ 65.7
Civil, commercial and other [Member] | Indemnification For Material & Moral Damages [Member]
ProvisionForTaxCivilAndLaborRisksLineItems [Line Items]
Possible contingencies amounts	R$ 1,714.9	R$ 1,679.8